INTANGIBLE ASSETS (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
	Thousands of U.S. dollars
	Balance at December 31, 2017	Additions	Acquisitions from business combination (Note 5)	Disposals	Transfers	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2018
Cost
Development	4,696	2,081	-	(777)	-	(1,341)	431	5,090
Customer base	291,898	-	-	(411)	-	(38,285)	9,725	262,927
Software	158,035	53,035	-	(676)	5,182	(22,973)	2,363	194,966
Other intangible assets	65,253	6,091	-	(1,007)	(820)	(733)	276	69,060
Work in progress	462	927	-	-	-	(300)	-	1,089
Total cost	520,344	62,134	-	(2,871)	4,362	(63,632)	12,795	533,132
Accumulated amortization
Development	(691)	(181)	-	14	-	727	(516)	(647)
Customer base	(133,658)	(23,423)	-	150	-	18,461	(4,820)	(143,290)
Software	(93,905)	(28,992)	-	48	-	10,269	(1,265)	(113,845)
Other intangible assets	(37,517)	(6,085)	-	1,153	-	2,998	(708)	(40,159)
Total accumulated amortization	(265,771)	(58,681)	-	1,365	-	32,455	(7,309)	(297,941)
Impairment	(24,469)	(626)	-	-	-	1,104	-	(23,991)
Net intangible assets	230,104	2,827	-	(1,506)	4,362	(30,073)	5,486	211,202

	Thousands of U.S. dollars
	Balance at December 31, 2016	Additions	Acquisitions from business combination (Note 5)	Disposals	Transfers	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2017
Cost
Development	3,907	1,513	-	(7)	(627)	(90)	-	4,696
Customer base	264,157	2,552	14,931	(9)	-	10,267	-	291,898
Software	138,050	12,463	1,468	(3,085)	2,115	7,024	-	158,035
Other intangible assets	44,839	18,960	57	(533)	1,155	775	-	65,253
Work in progress	2,823	-	-	(259)	(2,073)	(29)	-	462
Total cost	453,776	35,488	16,456	(3,893)	570	17,947	-	520,344
Accumulated amortization
Development	(475)	(235)	-	7	(1)	13	-	(691)
Customer base	(105,296)	(25,222)	-	-	-	(3,140)	-	(133,658)
Software	(68,138)	(24,669)	-	147	(179)	(1,066)	-	(93,905)
Other intangible assets	(31,807)	(5,069)	-	373	(390)	(624)	-	(37,517)
Total accumulated amortization	(205,716)	(55,195)	-	527	(570)	(4,817)	-	(265,771)
Impairment	(21,507)	-	-	-	-	(2,962)	-	(24,469)
Net intangible assets	226,553	(19,707)	16,456	(3,366)	-	10,168	-	230,104